Details of Significant Accounts (Details) - Schedule of Movements in Number Ordinary Shares Outstanding - shares	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movements in Number Ordinary Shares Outstanding [Abstract]
Number of ordinary shares outstanding	28,151	28,151